Expenses by nature (Tables)	9 Months Ended
Sep. 30, 2026
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$’000	$’000	$’000	$’000
External research and development expenses[1]	6,377	7,076	23,163	18,644
Employee expenses[2,5]	3,694	3,491	11,686	8,733
Total research and development expenses[3]	10,071	10,567	34,849	27,377

External costs[1]	3,223	3,694	12,463	10,402
Employee expenses[4,5]	2,062	2,304	6,248	6,222
Total general and administrative expenses[3]	5,285	5,998	18,711	16,624
Total operating expenses	15,356	16,565	53,560	44,001

[1] Includes depreciation expense.

[2] Included in employee expenses is share-based compensation expense of $0.9 million and $3.1 million for the three and nine months ended September 30, 2026, respectively, relating to employees in the research and development department (three and nine months ended September 30, 2025, expense of $1.1 million and $2.7 million, respectively).

[3] Depreciation and other expenses have been reclassified to external research and development expenses and depreciation has been reclassified to external costs for all periods presented as it provides more relevant information.

[4] Included in employee expenses is share-based compensation expense of $0.9 million and $2.7 million for the three and nine months ended September 30, 2026, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2025, expense of $1.2 million and $3.2 million, respectively).

[5] Includes termination expenses incurred.